Loss Per Share - Summary Of Weighted Average Number Of Ordinary Shares Outstanding For Basic And Diluted EPS (Details)		12 Months Ended
		Dec. 31, 2022 shares	Dec. 31, 2021 shares		Dec. 31, 2020 shares
Earnings Per Share [Abstract]
Weighted average number of ordinary shares of NewAmsterdam Pharma			11,093,087		4,323,770
Exchange ratio		2.13	2.13		2.13
Adjusted number of shares	[1],[2]	39,628,088	23,636,341	[3]	9,212,775	[3]

[1]	Recast for the exchange ratio of approximately 2.13 as disclosed in Note 21 – Loss per Share.
[2]	Recast for the exchange ratio of approximately 2.13.
[3]	Recasts for the exchange ratio of approximately of 2.13.